SEGMENT AND RELATED INFORMATION - Total Revenue by Country (Detail) - USD ($) $ in Thousands		3 Months Ended							9 Months Ended	12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Reporting Disclosure [Line Items]
Revenue		$ 1,927,884	$ 2,137,877	$ 2,045,594	$ 2,017,242	$ 2,540,807	$ 2,478,837	$ 2,405,418	$ 2,515,855	$ 8,128,597	$ 9,940,917	$ 10,261,046
United States
Geographic Reporting Disclosure [Line Items]
Revenue										5,478,820	6,045,430	4,433,397
Australia
Geographic Reporting Disclosure [Line Items]
Revenue										1,744,055	2,168,737	2,495,185
Columbia [Member]
Geographic Reporting Disclosure [Line Items]
Revenue	[1]									26,329	456,850	1,080,093
Other
Geographic Reporting Disclosure [Line Items]
Revenue	[1]									$ 879,393	$ 1,269,900	$ 2,252,371
Other | Maximum
Geographic Reporting Disclosure [Line Items]
Maximum percentage of revenue earned in other individual country										10.00%	10.00%	10.00%

[1]	Revenue earned in other countries, including The Netherlands (our country of domicile), was not individually greater than 10% of our consolidated revenue in 2016, 2015 or 2014.